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                            [DECHERT LLP LETTERHEAD]


                                                February 14, 2006

VIA ELECTRONIC TRANSMISSION
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        RE:     HARTFORD SERIES FUND, INC., FILE NOS. 333-45431, 811-08629

Dear Sir or Madam:

        Included herewith for filing on behalf of Hartford Series Fund, Inc. (the "Company"), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "1933 Act"), is one copy, including exhibits, of Post-Effective Amendment No. 41 under the 1933 Act to the Company's Registration Statement on Form N-1A (the "Amendment"), marked to indicate the changes effected in the Registration Statement by the Amendment.

        This Amendment contains three prospectuses (two applicable to Class IA Shares and one applicable to Class IB Shares) and one statement of additional information (applicable to Class IA and Class IB Shares), and is being filed in connection with the Company's annual update of its Registration Statement to update certain financial information and make other changes to the Company's disclosure documents.

        Pursuant to Rule 485(a)(1), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2006. No fees are required in connection with this filing. Please contact me at (617) 728-7113 or John V. O'Hanlon, Esq. at (617) 728-7111 with any comments or questions concerning this Amendment. Thank you in advance for your consideration.

                                                Very truly yours,


                                                /s/ Brian J. Montana
                                                --------------------
                                                Brian J. Montana
cc:  John V. O'Hanlon, Esq.